Stock Based Awards - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options, Outstanding at beginning of period	27,591	23,669	4,015
Options, Retroactive conversion of shares due to business combination			26,232
Options, Outstanding converted			30,247
Options,granted	1,559	5,258	3,375
Issuance of common stock upon exercise of stock options, shares	(2,490)		(576)
Options,forfeited	(1,084)	(1,336)	(9,377)
Options, Outstanding at end of period	25,576	27,591	23,669	4,015
Options exercisable	19,065
Options, Vested and expected to vest	25,576
Weighted Average Exercise Price
Weighted average exercise price per share, outstanding beginning of period	$ 0.68	$ 0.55	$ 2.81
Weighted Average Exercise Price per share, retroactive conversion of shares due to business combination			(2.44)
Weighted average exercise price per share, Outstanding converted			0.37
Weighted average exercise price per share, Granted	1.22	1.22	1.24
Weighted average exercise price per share, Exercised	0.36		0.29
Weighted average exercise price per share, Forfeited	0.85	0.54	0.25
Weighted average exercise price per share, Outstanding at end of period	0.73	$ 0.68	$ 0.55	$ 2.81
Weighted average exercise price per share, Exercisable	0.62
Weighted average exercise price per share, Vested and expected to vest	$ 0.73
Weighted average remaining contractual term	6 years 9 months 25 days	7 years 4 months 24 days	7 years 8 months 15 days	8 years 10 months 2 days
Weighted average remaining contractual term, Outstanding converted			8 years 10 months 2 days
Weighted average remaining contractual term, Exercisable	6 years 3 months 21 days
Weighted average exercise price per share, Vested and expected to vest	6 years 9 months 25 days
Aggregate intrinsic value, Outstanding beginning of period	$ 14,619	$ 16,275		$ 22,106
Aggregate intrinsic value, Outstanding converted			$ 22,106
Aggregate intrinsic value, Outstanding end of period	137,170	$ 14,619	$ 16,275
Aggregate intrinsic value, Exercisable	86,526
Aggregate intrinsic value, Vested and expected to vest	$ 137,170
Options Issued Under Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options, Outstanding at beginning of period	26,075	23,117	3,947
Options, Retroactive conversion of shares due to business combination			25,786
Options, Outstanding converted			29,733
Options,granted	1,559	4,294	3,337
Issuance of common stock upon exercise of stock options, shares	(1,947)	0	(576)
Options,forfeited	(526)	(1,336)	(9,377)
Options, Outstanding at end of period	25,161	26,075	23,117	3,947
Nonemployee Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options, Outstanding at beginning of period	1,516	552	68
Options, Retroactive conversion of shares due to business combination			446
Options, Outstanding converted			514
Options,granted		964	38
Issuance of common stock upon exercise of stock options, shares	(543)
Options,forfeited	(558)
Options, Outstanding at end of period	415	1,516	552	68